Provisions - Change in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions
Balance on beginning	R$ 23,637
Balance on ending	52,848	R$ 23,637
Legal proceedings provision
Provisions
Balance on beginning	20,613	18,861
Consitution / increase in provision	19,002	15,280
payment	(17,933)	(13,183)
Balance on ending	21,682	20,613
Labor
Provisions
Balance on beginning	3,173	3,678
Consitution / increase in provision	1,601	1,492
payment	(1,462)	(1,997)
Balance on ending	3,312	3,173
Civil
Provisions
Balance on beginning	16,424	13,881
Consitution / increase in provision	17,401	13,729
payment	(15,454)	(11,186)
Balance on ending	18,371	16,424
Tax
Provisions
Balance on beginning	1,016	957
Consitution / increase in provision		59
payment	(1,017)
Balance on ending	1	1,016
Provision for Expected Credit Losses on Loan Commitments
Provisions
Balance on beginning	3,024	3,539
Consitution / increase in provision	28,142
page reversal		(515)
Balance on ending	R$ 31,166	R$ 3,024